Shareholder Report, Holdings (Details) - Fidelity Telecom and Utilities Fund	Jan. 31, 2026
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TI0Member
Holdings [Line Items]
Percent of Net Asset Value	47.30%
TI1Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
TI5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TI8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TI9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Germany
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%